Property, plant and equipment, net (Tables)	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property Plant And Equipment Useful Lives [Text Block]
Property, plant and equipment consisted of the following:
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Buildings	136,785,227	136,815,777	21,535,617
Leasehold improvements	29,784,879	62,206,509	9,791,675
Office equipment	37,865,189	56,561,134	8,903,059
Computer equipment	875,639	1,590,335	250,328
Motor vehicles	8,413,853	12,765,415	2,009,352
	213,724,787	269,939,170	42,490,031
Less: accumulated depreciation and amortization	(41,803,839)	(85,461,554)	(13,452,157)
Property, plant and equipment, net	171,920,948	184,477,616	29,037,874